Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$314,133.91

Principal:
Principal Collections	$5,880,943.37
Prepayments in Full	$1,877,837.54
Liquidation Proceeds	$30,425.06
Recoveries	$52,337.21
Sub Total	$7,841,543.18
Collections	$8,155,677.09

Purchase Amounts:
Purchase Amounts Related to Principal	$164,069.91
Purchase Amounts Related to Interest	$1,065.47
Sub Total	$165,135.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$8,320,812.47

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$8,320,812.47
Servicing Fee	$73,311.55	$73,311.55	$0.00	$0.00	$8,247,500.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,247,500.92
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,247,500.92
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,247,500.92
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$8,247,500.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,247,500.92
Interest - Class B Notes	$31,369.65	$31,369.65	$0.00	$0.00	$8,216,131.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,216,131.27
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$8,187,190.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,187,190.27
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$8,147,286.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,147,286.77
Regular Principal Payment	$7,796,340.47	$7,796,340.47	$0.00	$0.00	$350,946.30
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$350,946.30
Residual Released to Depositor	$0.00	$350,946.30	$0.00	$0.00	$0.00
Total		$8,320,812.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$7,796,340.47
Total					$7,796,340.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$7,796,340.47	$197.58	$31,369.65	$0.79	$7,827,710.12	$198.37
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$7,796,340.47	$5.81	$100,214.15	$0.07	$7,896,554.62	$5.88

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$33,913,129.73	0.8594306	$26,116,789.26	0.6618548
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$86,533,129.73	0.0644899	$78,736,789.26	0.0586795

Pool Information
Weighted Average APR	4.697%	4.751%
Weighted Average Remaining Term	17.54	16.89
Number of Receivables Outstanding	13,378	12,678
Pool Balance	$87,973,860.64	$79,982,587.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$86,533,129.73	$78,736,789.26
Pool Factor	0.0650145	0.0591088

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$1,245,798.05
Targeted Overcollateralization Amount	$1,245,798.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,245,798.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$37,997.45
(Recoveries)		89	$52,337.21
Net Loss for Current Collection Period			$(14,339.76)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1956%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.8799%
Second Preceding Collection Period			0.8538%
Preceding Collection Period			0.5751%
Current Collection Period			(0.2049)%
Four Month Average (Current and Preceding Three Collection Periods)			0.5260%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,043	$10,079,125.91
(Cumulative Recoveries)			$2,227,995.22
Cumulative Net Loss for All Collection Periods			$7,851,130.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5802%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,998.64
Average Net Loss for Receivables that have experienced a Realized Loss			$1,556.84

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.11%	256	$2,488,335.06
61-90 Days Delinquent	0.23%	17	$187,223.07
91-120 Days Delinquent	0.11%	9	$85,654.64
Over 120 Days Delinquent	0.93%	56	$747,377.15
Total Delinquent Receivables	4.39%	338	$3,508,589.92

Repossession Inventory:
Repossessed in the Current Collection Period		10	$142,695.72
Total Repossessed Inventory		16	$235,732.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6381%
Preceding Collection Period			0.5905%
Current Collection Period			0.6468%
Three Month Average			0.6251%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer